Retirement and Post-Retirement Benefit Plans (Details 3) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Employer Contributions and Funding Policy
Percentage of eligible participants who elected to receive benefits		50.00%
Lump sum payments to participants	$ 826
Settlement Expense		$ 114
Settlement credit from continuing operations		79
Settlement expense from discontinued operations		193
Re-measurement resulting in additional benefit cost		45
Re-measurement cost from continuing operations		20
Re-measurement cost from discontinued operations		25
U.S. Defined Benefit Plans
Net benefit (credit) cost
Service cost		1	$ 1	$ 1
Interest cost		556	554	545
Expected return on plan assets		(849)	(811)	(845)
Amortization and deferrals:
Actuarial loss (gain)		52	13	75
Net periodic benefit (credit) cost		(240)	(243)	(224)
Settlement (gain) loss		(79)	1	12
Total benefit (credit) cost		(319)	(242)	(212)
Net benefit (credit) cost from continuing operations		(319)	(242)	(212)
Summary of total benefit (credit) cost:
Continuing operations		(319)	(242)	(212)
Discontinued operations		236	17	17
Net benefit (credit) cost		(83)	(225)	(195)
Employer Contributions and Funding Policy
Lump sum payments to participants		1,114	4
Non-U.S. Defined Benefit Plans
Net benefit (credit) cost
Service cost		208	234	239
Interest cost		289	454	404
Expected return on plan assets		(601)	(776)	(677)
Amortization and deferrals:
Actuarial loss (gain)		213	236	254
Prior service benefit		(15)	(21)	(24)
Net periodic benefit (credit) cost		94	127	196
Curtailment gain			(6)	(13)
Settlement (gain) loss			4
Special termination benefits		7	11	12
Total benefit (credit) cost		101	136	195
Less: Plan expense (credit) allocated to Hewlett Packard Enterprise		25	(6)	(114)
Net benefit (credit) cost from continuing operations		126	130	81
Summary of total benefit (credit) cost:
Continuing operations		126	130	81
Discontinued operations		105	125	285
Net benefit (credit) cost		231	255	366
Employer Contributions and Funding Policy
Lump sum payments to participants		9	20
Post-Retirement Benefit Plans
Net benefit (credit) cost
Service cost		5	5	6
Interest cost		28	32	31
Expected return on plan assets		(39)	(34)	(34)
Amortization and deferrals:
Actuarial loss (gain)		(11)	(10)	2
Prior service benefit		(19)	(41)	(67)
Net periodic benefit (credit) cost		(36)	(48)	(62)
Curtailment gain				(7)
Special termination benefits		1	32	(5)
Total benefit (credit) cost		(35)	(16)	(74)
Less: Plan expense (credit) allocated to Hewlett Packard Enterprise		28	18	66
Net benefit (credit) cost from continuing operations		(7)	2	(8)
Summary of total benefit (credit) cost:
Continuing operations		(7)	2	(8)
Discontinued operations		(28)	(18)	(66)
Net benefit (credit) cost		$ (35)	$ (16)	$ (74)